ACQUISITION (Schedule of Consideration Transferred) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACQUISITION [Abstract]
Cash paid for acquisition, net	$ 8,788
Short-term Liability for future earn-out	1,978
Long-term Liability for future earn-out	3,760
Total acquisition price	$ 14,526